Share Capital and Employee Compensation Plans - Assumptions (Details)	12 Months Ended
	Dec. 31, 2023 year $ / shares	Dec. 31, 2022 year $ / shares
Disclosure of share-based payment arrangements [Abstract]
Expected life (years) | year	4.5	4.5
Expected volatility	30.10%	44.30%
Expected dividend yield	2.70%	2.70%
Risk-free interest rate	3.80%	3.40%
Weighted average exercise price (CAD$)	$ 21.18	$ 22.95
Weighted average fair value (CAD$)	$ 6.01	$ 7.69